Construction Contracts - Summary of Changes in Total Contract Amount in Which Revenue is Not Yet Recognized (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Construction Services Contracts [Abstract]
Beginning balance	₩ 3,152,725	₩ 2,735,141	₩ 3,620,788
Increase and decrease
New orders and foreign exchange impact	458,635	1,512,460	390,224
Changes in scope of construction work	72,427	282,701	10,955
Increase (decrease) in Construction contracts from new orders and foreign exchange	386,208	1,229,759	379,269
Recognized as revenue	(754,998)	(812,175)	(1,264,916)
Ending balance	₩ 2,783,935	₩ 3,152,725	₩ 2,735,141